BASIS OF PRESENTATION - Schedule Of Entities (Table) (Details)	6 Months Ended
Jun. 30, 2013
Libra Shipping Enterprises Corporation
Entity [Line Items]
Vessel name	Navios Libra II
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Alegria Shipping Corporation
Entity [Line Items]
Vessel name	Navios Alegria
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Felicity Shipping Corporation
Entity [Line Items]
Vessel name	Navios Felicity
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Gemini Shipping Corporation
Entity [Line Items]
Vessel name	Navios Gemini S
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Galaxy Shipping Corporation
Entity [Line Items]
Vessel name	Navios Galaxy I
Country of incorporation	Marshall Is
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Aurora Shipping Enterprises Ltd.
Entity [Line Items]
Vessel name	Navios Hope
Country of incorporation	Marshall Is
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Palermo Shipping S.A.
Entity [Line Items]
Vessel name	Navios Apollon
Country of incorporation	Marshall Is
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Fantastiks Shipping Corporation
Entity [Line Items]
Vessel name	Navios Fantastiks
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Sagittarius Shipping Corporation
Entity [Line Items]
Vessel name	Navios Sagittarius
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Hyperion Enterprises Inc.
Entity [Line Items]
Vessel name	Navios Hyperion
Country of incorporation	Marshall Is
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Chilali Corp.
Entity [Line Items]
Vessel name	Navios Aurora II
Country of incorporation	Marshall Is
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Surf Maritime Co.
Entity [Line Items]
Vessel name	Navios Pollux
Country of incorporation	Marshall Is
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Pandora Marine Inc.
Entity [Line Items]
Vessel name	Navios Melodia
Country of incorporation	Marshall Is
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Customized Development S.A.
Entity [Line Items]
Vessel name	Navios Fulvia
Country of incorporation	Liberia
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Kohylia Shipmanagement S.A.
Entity [Line Items]
Vessel name	Navios Luz
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Orbiter Shipping Corp.
Entity [Line Items]
Vessel name	Navios Orbiter
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Floral Marine Ltd.
Entity [Line Items]
Vessel name	Navios Buena Ventura
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	6/15 - 06/30
Golem Navigation Limited
Entity [Line Items]
Vessel name	Navios Soleil
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	-
Kymata Shipping Co.
Entity [Line Items]
Vessel name	Navios Helios
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	-
Micaela Shipping Corporation
Entity [Line Items]
Vessel name	Navios Harmony
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	-
2012	-
Pearl Shipping Corporation
Entity [Line Items]
Vessel name	Navios Sun
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	-
2012	-
Prosperity Shipping Corporation
Entity [Line Items]
Vessel name	Navios Prosperity
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Aldebaran Shipping Corporation
Entity [Line Items]
Vessel name	Navios Aldebaran
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
JTC Shipping and Trading Ltd. (not a vessel-owning subsidiary and only holds right to a charter-in contract)
Entity [Line Items]
Vessel name	Holding Company
Country of incorporation	Malta
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Navios Maritime Partners L.P.
Entity [Line Items]
Vessel name	N/A
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Navios Maritime Operating LLC
Entity [Line Items]
Vessel name	N/A
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Navios Partners Finance (US) Inc.
Entity [Line Items]
Vessel name	Co-Borrower
Country of incorporation	Delaware
Statement of Income [Abstract]
2013	6/19 - 6/30
2012	-